Financial Risk, Management and Objectives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 219,548	$ 217,198
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical platinum bullion that constitutes total equity	22.20%	28.00%
Percentage of physical palladium bullion that constitutes total equity	77.80%	72.10%
Canada | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 134,000	$ 115,000
Scenario Member | Other price risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of platinum and palladium	1.00%
Percentage decrease in market value of platinum and palladium	1.00%
Increase (decrease) in equity	$ 1,000,000	$ 1,300,000
Scenario Member | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%